Other assets and other liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets And Other Liabilities
Advances from customers (i)	$ 79,205	$ 76,395
Other tax liabilities (ii)	70,292	52,978
Use of public assets	18,808	18,047
Other trade payables	18,720	20,921
Other liabilities	19,078	17,915
Total other liabilities	206,103	186,256
Current liabilities	143,834	120,236
Non-current liabilities	$ 62,269	$ 66,020